Segments And Nature Of The Business (Service Revenues And Sales And After-Tax Earnings By Business Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Concentration risk, percentage	90.00%	90.00%
Total service revenues and sales	$ 1,413,329	$ 1,430,043	$ 1,355,970
Net income	77,227	89,304	85,979
Total interest income	847	809	426
Total interest expense	15,035	14,723	13,888
Total income tax provision	46,602	56,515	54,577
Total identifiable assets	893,701	859,626	795,905
Total additions to long-lived assets	31,581	41,152	33,796
Total depreciation and amortization	32,388	30,521	29,499
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,413,329	1,430,043	1,355,970
Net income	105,387	117,482	115,237
Total interest income	7,134	5,530	6,469
Total interest expense	504	666	587
Total income tax provision	64,470	71,862	70,188
Total identifiable assets	759,995	744,290	716,911
Total additions to long-lived assets	31,421	40,867	33,724
Total depreciation and amortization	29,872	28,072	27,209
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net income	(28,160)	(28,178)	(29,258)
Total interest income	56	76	91
Total interest expense	14,531	14,057	13,301
Total income tax provision	(17,868)	(15,347)	(15,611)
Total identifiable assets	133,706	115,336	78,994
Total additions to long-lived assets	160	285	72
Total depreciation and amortization	2,516	2,449	2,290
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(6,343)	(4,797)	(6,134)
Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,045,113	1,067,037	986,272
Net income	76,144	86,577	80,358
Total interest income	5,038	3,883	4,293
Total interest expense	182	233	229
Total income tax provision	46,910	53,092	48,835
Total identifiable assets	518,316	519,555	504,677
Total additions to long-lived assets	16,219	24,735	24,298
Total depreciation and amortization	20,251	19,043	18,480
Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	368,216	363,006	369,698
Net income	29,243	30,905	34,879
Total interest income	2,096	1,647	2,176
Total interest expense	322	433	358
Total income tax provision	17,560	18,770	21,353
Total identifiable assets	241,679	224,735	212,234
Total additions to long-lived assets	15,202	16,132	9,426
Total depreciation and amortization	9,621	9,029	8,729
Medicare And Medicaid Reimbursement Programs [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	90.00%
Routine Homecare [Member] | Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	791,735	778,776	718,658
Continuous Care [Member] | Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	155,409	172,063	158,466
General Inpatient [Member] | Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	104,968	114,494	110,742
Medicare Cap [Member] | Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(6,999)	1,704	(1,594)
Sewer And Drain Cleaning [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	141,283	138,500	138,932
Plumbing Repair And Maintenance [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	172,002	172,310	177,363
Independent Contractors [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	33,030	28,522	26,711
HVAC Repair And Maintenance [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales		1,109	3,410
Other Products And Services [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 21,901	$ 22,565	$ 23,282
Sales [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	74.00%	75.00%
Sales [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	26.00%	25.00%